                                       UAM FUNDS

                                       Semi-Annual Report



    --------------------------
     Chicago Asset Management
        Company Portfolios
--------------------------------------------------------------------------------
                                      October 31, 1998










                                       UAM

UAM FUNDS                               CHICAGO ASSET MANAGEMENT COMPANY
                                        PORTFOLIOS
                                        OCTOBER 31,1998
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Portfolio of Investments
  Value/Contrarian..........................................................   5
  Intermediate Bond.........................................................   8
Statement of Assets and Liabilities.........................................  12
Statement of Operations.....................................................  13
Statement of Changes in Net Assets
  Value/Contrarian..........................................................  14
  Intermediate Bond.........................................................  15
Financial Highlights
  Value/Contrarian..........................................................  16
  Intermediate Bond.........................................................  17
Notes to Financial Statements...............................................  18

--------------------------------------------------------------------------------

UAM FUNDS                                      CHICAGO ASSET MANAGEMENT COMPANY
-------------------------------------------------------------------------------
Dear Shareholders:

October 31, 1998 is the semi-annual reporting period for the Chicago Asset Management Value/Contrarian Portfolio for equity investors and the Intermedi-ate Bond Portfolio for our fixed income clients. This letter will review the investment environment for the last six months, the strategies and the returns for the Portfolios. We would like to take this opportunity to thank you for your continued confidence in Chicago Asset Management.

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO
This Portfolio has consistently maintained the value/contrarian approach. In-vestments are selected after they have underperformed the general market and with the intent that they have the clear potential to outperform in the fu-ture. To do this, we review a wide range of large capitalization issues, searching for the ones which have underperformed for reasons that we find both identifiable and which we believe are temporary. The valuation of these issues generally is lower than that of the market as a whole based on traditional measures of price/earnings ratio, price to book, and higher in terms of divi-dend yield. The strategy suggests that the potential outperformance would be derived from the recovery from temporary difficulties in addition to the nor-mal ongoing operating earnings of the company.

For the six month period ended October 31, 1998, the market environment was volatile and transitional for equity investing. The month of July represented a significant change when the overly optimistic equity sentiment changed to a mood of concern followed by a meaningful market downturn in August. Of greater significance, in our opinion, was the change in market structure. The excep-tional dominance of the Standard & Poor's 500 Index led by the largest issues within that Index seems to have ended. For the last couple of years the equity market could be characterized as "two tier". This has indeed been unusual and appears to have been experienced only two other times during this century: in the early 1970's and the late 1920's. This "two tier" market had a narrow fo-cus on a small group of securities which outperformed substantially and caused the Index to outperform. Such conditions always seem to be temporary and re-verse direction unexpectedly.

As a result of this notable change in market direction and following the Index outperformance in the first fiscal quarter, this Portfolio and the value/contrarian style outperformed the Index during the last three months of the semi-annual period ended October 31, 1998.

For the six months ended October 31, 1998, the Portfolio produced a total re-turn net of expenses of -2.93% in comparison to the Standard & Poor's 500 In-dex return of -0.40%. During the second quarter ended October 31, 1998, the

UAM FUNDS                                      CHICAGO ASSET MANAGEMENT COMPANY
-------------------------------------------------------------------------------
Portfolio produced a total return net of expenses of 2.00% in comparison to the Standard & Poor's 500 Index return of -1.57%.

We believe the performance comparisons for the trailing three months and six months demonstrate the notable change in the market environment. We further observe that this change reinforces our belief that various individual invest-ment styles will inevitably cycle in and out of favor. It is important that portfolio managers maintain strict adherence to discipline and style during times of underperformance in order to be appropriately positioned to achieve the potential for outperformance as the cycle turns.

In addition to maintaining style purity for individual security selection, we continue to actively rebalance individual holdings on an ongoing basis. This is achieved by adding to holdings which have temporarily underperformed and thereby become underweighted within the total Portfolio structure. As long as the attractiveness of the fundamentals continues to appear favorable, addi-tional purchases of the same holdings are made to return a holding to a full weighting within the Portfolio, and in our opinion, enhance the potential for future outperformance. The inverse of this rebalancing activity is to sell portions of holdings which have outperformed and become oversized in the Port-folio in the view that they are approaching full valuation, and the potential for meaningful future outperformance may become reduced. We believe that this ongoing, active rebalancing procedure could potentially reduce volatility and enhance returns over time.

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO
The six month period ended October 31, 1998 was another favorable period for fixed income investors.

The last six months have been an eventful period in the fixed income markets. Higher than normal rates of return were generated by the meaningful decline in interest rates. For example, the yield on two-year U.S. Treasury notes de-clined approximately 145 basis points to 4.10%. Ten-year Treasuries ended the period at 4.60%, a reduction in yield of a little over 100 basis points. Thir-ty-year bonds traded below 5%. This is the lowest level since the Treasury be-gan issuing thirty-year debt in 1977.

Many global events had a direct impact on the U.S. domestic fixed income mar-kets.
As the period began, the economy was experiencing a near perfect combination of strong economic growth coupled with low inflation. In May, Chairman Greenspan told a Congressional Committee that the effects of the Asian crisis "are only now

UAM FUNDS                                      CHICAGO ASSET MANAGEMENT COMPANY
-------------------------------------------------------------------------------
just being felt" by the U.S. Economy. The significance of this observation be-came more meaningful as the months passed. Unrest in Asia intensified. Rioting in Indonesia led to a new government. Japan's economy continued to flounder with a leadership change there as well. Nuclear weapons were tested in India and Pakistan. The financial crisis turmoil, which began with the currency de-valuation in Thailand in July of last year, was deepening rather than abating as the summer progressed. There is now a massive excess capacity in the global economy. Commodity prices are falling. Declines in copper and oil directly af-fect the economic vitality of major Latin American countries, such as Chile, Mexico and Venezuela. Canada has historically exported many natural resources to the Pacific Rim. The Canadian dollar has reached new lows against the U.S. Dollar. The economic condition of Russia deteriorated. In August, Russia de-valued the ruble and defaulted on its debts. In this environment of instabil-ity and an uncertain future, dollar assets became a huge capital magnet. The preferred investment vehicle was U.S. Treasuries. By the end of September, the Fed found itself coordinating a bailout of Long-Term Capital Management. This hedge fund had built up a balance sheet of over $80 billion in assets that needs to be liquidated. The unwinding of hedge fund positions results in a de-mand for Treasuries and their forced sale of mortgages, corporate bonds, and whatever else they may have attempted to arbitrage.

As the period came to a close, the Fed had cut the Fed Funds rate twice. This is the first cut since January, 1996. Each time the reduction was by 1/4%. The last time was the surprise cut on October 15th to 5%. This was coupled with a discount rate lowering of 1/4% to 4 3/4%. The Fed was concerned about the near panic to own only "on the run" Treasuries and the lack of liquidity in many sectors of the bond market.

As we have noticed in other periods of a "flight to safety" in U.S. Treasury securities, other fixed income securities underperform Treasuries. This is not a source of concern, but an opportunity. The portfolio is well diversified. Investments are maintained in very high quality securities.

For the six months ended October 31, 1998, the Portfolio produced a total rate of return, net of expenses, of 4.97% versus the Lehman Brothers Intermediate Government/Corporate Index return of 5.82%. The Portfolio primarily underperformed the Index because of our overweighting of non-Treasury securi-ties. The market currently offers many opportunities to invest in agency and high quality corporate debt. The Portfolio is well positioned to perform well in the future as these sectors catch up with the Treasury market.

The Portfolio remains focussed on the two major objectives, safety and income. Emphasis is on securities with maturities between two to ten years.

UAM FUNDS                                      CHICAGO ASSET MANAGEMENT COMPANY
-------------------------------------------------------------------------------
The Portfolio had the following characteristics relative to the Lehman Broth-ers Intermediate Government/Corporate Index as of October 31, 1998:

                                                         PORTFOLIO     INDEX
                                                         ----------  ----------
   Average Maturity..................................... 5.47 Years  4.32 Years
   Average Duration..................................... 3.33 Years  3.33 Years
   Average Coupon.......................................       6.22%       6.61%
   Yield to Maturity....................................       5.22%       4.92%

CHICAGO ASSET MANAGEMENT COMPANY
The investment results presented in the Adviser's letter represent past per-formance and should not be construed as a guarantee of future results. Total return of the Portfolios reflect fees waived and expenses assumed by the Ad-viser. Without such waiver of fees and expenses assumed, total return would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Since the Portfolios are actively managed, their holdings are subject to change.

                      DEFINITION OF THE COMPARATIVE INDEX

The S&P 500 Index is an unmanaged index composed of 400 Industrial, 40 financial, 40 utilities and 20 transportation stocks.

The Lehman Brothers Intermediate Government/Corporate Index is an unmanaged index composed of a combination of the Government and Corporate Bond Indices. All issues are investment grade (BBB) or higher with maturities of one to ten years and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. Any security downgraded below investment grade during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

Please note that one cannot invest in an unmanaged index.

UAM FUNDS                               CHICAGO ASSET MANAGEMENT
                                        VALUE/CONTRARIAN PORTFOLIO
                                        OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS
 COMMON STOCKS - 98.5%

                                                             SHARES   VALUE+
                                                             ------ -----------
 AEROSPACE & DEFENSE - 3.5%
  Raytheon Co., Class A..................................... 13,156 $   736,736
                                                                    -----------
 AUTOMOTIVE - 6.5%
  Chrysler Corp. ........................................... 14,200     683,375
  General Motors Corp. ..................................... 10,925     688,958
                                                                    -----------
                                                                      1,372,333
                                                                    -----------
 BANKS - 7.5%
  BankAmerica Corp. ........................................ 14,133     811,764
  Bank One Corp. ........................................... 15,482     756,683
                                                                    -----------
                                                                      1,568,447
                                                                    -----------
 BEVERAGES, FOOD & TOBACCO - 7.1%
  IBP, Inc. ................................................ 32,775     886,973
  Sysco Corp. .............................................. 22,300     600,706
                                                                    -----------
                                                                      1,487,679
                                                                    -----------
 CHEMICALS - 3.5%
  Dow Chemical Co. .........................................  7,750     725,594
                                                                    -----------
 COMMUNICATIONS - 3.6%
  Motorola, Inc. ........................................... 14,400     748,800
                                                                    -----------
 CONSUMER DURABLES - 3.1%
  Goodyear Tire & Rubber Co. ............................... 12,175     655,928
                                                                    -----------
 ELECTRONICS - 3.6%
  AMP, Inc. ................................................ 18,558     762,038
                                                                    -----------
 ENERGY - 6.9%
  Enron Corp. .............................................. 13,500     712,125
  Mobil Corp. ..............................................  9,600     726,600
                                                                    -----------
                                                                      1,438,725
                                                                    -----------
 HEALTH CARE - 10.6%
  Aetna, Inc. ..............................................  9,100     679,088
  Columbia/HCA Healthcare Corp. ............................ 28,725     603,225
  United Healthcare Corp. .................................. 21,650     943,128
                                                                    -----------
                                                                      2,225,441
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                               CHICAGO ASSET MANAGEMENT
                                        VALUE/CONTRARIAN PORTFOLIO
                                        OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
 INSURANCE - 2.8%
  Chubb Corp. ..............................................  9,425 $   579,637
                                                                    -----------
 MANUFACTURING - 5.9%
  Eastman Kodak Co. ........................................  7,500     581,250
  Tenneco, Inc. ............................................ 21,900     665,213
                                                                    -----------
                                                                      1,246,463
                                                                    -----------
 MINING - 3.1%
  Newmont Mining Corp. ..................................... 30,700     652,375
                                                                    -----------
 PAPER & PACKAGING - 6.0%
  International Paper Co. .................................. 13,625     632,711
  Weyerhaeuser Co. ......................................... 13,475     630,798
                                                                    -----------
                                                                      1,263,509
                                                                    -----------
 PHARMACEUTICALS - 6.9%
  *Amgen, Inc. .............................................  8,900     699,206
  Pharmacia & Upjohn, Inc. ................................. 14,250     754,359
                                                                    -----------
                                                                      1,453,565
                                                                    -----------
 PRINT & PUBLISHING - 3.1%
  Deluxe Corp. ............................................. 20,375     659,640
                                                                    -----------
 RETAIL - 3.1%
  Sears, Roebuck & Co. ..................................... 14,600     656,088
                                                                    -----------
 TECHNOLOGY - 7.9%
  Electronic Data Systems Corp. ............................ 20,600     838,163
  International Business Machines Corp. ....................  5,600     831,250
                                                                    -----------
                                                                      1,669,413
                                                                    -----------
 TELECOMMUNICATIONS - 3.8%
  Bell Atlantic Corp. ...................................... 14,950     794,219
                                                                    -----------
  TOTAL COMMON STOCKS (Cost $19,252,257)...........................  20,696,630
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                               CHICAGO ASSET MANAGEMENT
                                        VALUE/CONTRARIAN PORTFOLIO
                                        OCTOBER 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT - 1.8%

                                                             FACE
                                                            AMOUNT    VALUE+
                                                           -------- -----------
 REPURCHASE AGREEMENT
  Chase Securities, Inc. 4.90%, dated 10/30/98, due
   11/2/98, to be repurchased at $378,154, collateralized
   by $363,759 of various U.S. Treasury Notes, 5.50%-
   14.00%, due 5/15/04-11/15/27, valued at $378,005 -
    (Cost $378,000)......................................  $378,000 $   378,000
                                                                    -----------
  TOTAL INVESTMENTS - 100.3% (Cost $19,630,257) (a)...............   21,074,630
                                                                    -----------
  OTHER ASSETS AND LIABILITIES (NET) - (0.3)%.....................      (67,131)
                                                                    -----------
  NET ASSETS - 100%...............................................  $21,007,499
                                                                    ===========

  +
  See Note A to Financial Statements.
  *
  Non-Income Producing Security.
(a)
  The cost for federal income tax purposes was $19,630,257. At October 31, 1998, net unrealized appreciation for all securities based on tax cost was $1,444,373. This consisted of aggregate gross unrealized appreciation for all securities of $2,539,233 and aggregate gross unrealized depreciation for all securities of $1,094,860.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                              CHICAGO ASSET MANAGEMENT
                                       INTERMEDIATE BOND PORTFOLIO
                                       OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS
 CORPORATE BONDS & NOTES - 58.0%

                                                             FACE
                                                            AMOUNT    VALUE+
                                                           -------- -----------
 BANKS - 8.4%
  BankAmerica Corp.
   7.625%, 06/15/04....................................... $250,000 $   269,042
  Northern Trust Co.
   6.50%, 05/01/03........................................  250,000     260,510
  State Street Boston Corp.
   7.35%, 06/15/26........................................  250,000     276,458
  SunTrust Banks, Inc.
   6.00%, 02/15/26........................................  275,000     274,854
  Wachovia Corp.
   6.625%, 11/15/06.......................................  100,000     105,200
                                                                    -----------
                                                                      1,186,064
                                                                    -----------
 FINANCIAL SERVICES - 20.8%
  Associates Corp. of North America
   6.50%, 10/15/02........................................  150,000     154,374
   7.75%, 02/15/05........................................  250,000     274,367
  Chrysler Financial Corp.
   5.93%, 12/08/98........................................  250,000     250,097
  CIT Group Holdings, Inc.
   6.25%, 10/25/99........................................  200,000     201,526
  Commercial Credit Corp.
   6.125%, 03/01/00.......................................  250,000     251,892
  Exxon Capital Corp.
   6.625%, 08/15/02.......................................   59,000      62,357
  Ford Motor Credit Co.-Global Bond
   6.25%, 11/08/00........................................  250,000     254,342
  Ford Motor Credit Co.
   5.125%, 10/15/01.......................................  250,000     248,285
  General Electric Capital Corp.
   6.50%, 11/01/06........................................  250,000     266,003
  General Motors Acceptance Corp.
   5.75%, 01/05/00........................................  100,000     100,661
   6.125%, 01/22/08.......................................  100,000     102,289
  General Motors Acceptance Corp.-Global Bond
   6.75%, 02/07/02........................................  100,000     103,413
  Heller Financial, Inc.
   6.25%, 03/01/01........................................  250,000     251,513
  Sears Roebuck Acceptance Corp.
   Series 1 6.16%, 12/04/00...............................  250,000     255,005
   Series 2 6.70%, 08/13/01...............................  150,000     155,058
                                                                    -----------
                                                                      2,931,182
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                              CHICAGO ASSET MANAGEMENT
                                       INTERMEDIATE BOND PORTFOLIO
                                       OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES - CONTINUED

                                                              FACE
                                                             AMOUNT    VALUE+
                                                            -------- ----------
 INDUSTRIAL - 12.7%
  Cooper Industries, Inc.
   5.88%, 02/20/03......................................... $250,000 $  254,690
  General Motors Corp.
   6.25%, 05/01/05.........................................  250,000    257,635
  Ingersoll-Rand
   6.23%, 11/19/27.........................................  250,000    263,750
  PepsiCo, Inc.
   6.25%, 09/01/99.........................................  250,000    252,725
  Proctor & Gamble Co.
   5.25%, 09/15/03.........................................  250,000    254,215
  Shell Oil Co.
   6.625%, 07/01/99........................................  250,000    252,560
  WMX Technologies, Inc.
   6.25%, 10/15/00.........................................  250,000    252,588
                                                                     ----------
                                                                      1,788,163
                                                                     ----------
 RETAIL - 5.1%
  J.C. Penney & Co.
   5.375%, 11/15/98........................................   53,000     52,717
   6.90%, 08/15/26.........................................  200,000    206,468
  Motorola, Inc.
   6.50%, 09/01/25.........................................  300,000    308,406
  Wal-Mart Stores, Inc.
   6.375%, 03/01/03........................................  140,000    147,767
                                                                     ----------
                                                                        715,358
                                                                     ----------
 TELECOMMUNICATIONS - 1.8%
  MCI Worldcom, Inc.
   6.125%, 08/15/01........................................  250,000    255,630
                                                                     ----------
 UTILITIES - 9.2%
  Central Illinois Public Service Co.
   6.68%, 03/15/00.........................................  250,000    255,945
  Florida Power & Light Co.
   5.50%, 07/01/99.........................................  250,000    251,775
   6.00%, 06/01/08.........................................  250,000    259,245
  National Rural Utilities
   5.95%, 01/15/03.........................................  250,000    258,272
  Potomac Electric Power Co.
   6.25%, 10/15/07.........................................  250,000    263,805
                                                                     ----------
                                                                      1,289,042
                                                                     ----------
  TOTAL CORPORATE BONDS & NOTES (Cost $7,876,026)...................  8,165,439
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                              CHICAGO ASSET MANAGEMENT
                                       INTERMEDIATE BOND PORTFOLIO
                                       OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 U.S. GOVERNMENT SECURITIES - 20.7%

                                                             FACE
                                                            AMOUNT    VALUE+
                                                           -------- -----------
 U.S. TREASURY NOTES - 20.7%
   5.875%, 02/28/99....................................... $250,000 $   251,055
   5.625%, 10/31/99.......................................  250,000     252,852
   5.875%, 11/15/99.......................................  250,000     253,633
   7.75%, 01/31/00........................................  500,000     520,000
   5.50%, 02/29/00........................................  400,000     405,564
   5.75%, 11/15/00........................................  500,000     513,830
   7.50%, 11/15/01........................................  250,000     271,875
   7.50%, 05/15/02........................................   50,000      55,008
   5.875%, 11/15/05.......................................  100,000     108,375
   6.125%, 08/15/07.......................................  250,000     276,015
                                                                    -----------
  TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,837,535)......            2,908,207
                                                                    -----------
 AGENCY SECURITIES - 14.7%
 FEDERAL HOME LOAN BANK - 3.7%
   5.61%, 01/23/03........................................  250,000     255,716
   5.755%, 06/24/03.......................................  250,000     259,842
                                                                    -----------
                                                                        515,558
                                                                    -----------
 FEDERAL HOME LOAN MORTGAGE CORP. - 2.1%
  Gold Pool #E70801
   5.50%, 05/01/13........................................  309,993     306,505
                                                                    -----------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.0%
   5.42%, 01/23/01........................................   50,000      50,679
   5.37%, 02/07/01........................................  250,000     253,203
   6.40%, 09/27/05........................................  200,000     215,782
   5.875%, 02/02/06.......................................  250,000     262,187
   7.00%, 12/01/07........................................  201,489     205,295
                                                                    -----------
                                                                        987,146
                                                                    -----------
 PRIVATE EXPORT FUNDING - 1.9%
   5.87%, 07/31/08........................................  250,000     261,758
                                                                    -----------
  TOTAL AGENCY SECURITIES (Cost $2,006,929)...............            2,070,967
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                              CHICAGO ASSET MANAGEMENT
                                       INTERMEDIATE BOND PORTFOLIO
                                       OCTOBER 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

 ASSET-BACKED SECURITIES - 3.8%

                                                              FACE
                                                             AMOUNT    VALUE+
                                                            -------- -----------
  Chase Manhattan Grantor Trust, Series 1995-B, Class A
   5.90%, 11/15/01........................................  $ 36,289 $    36,357
  Norwest Automobile Trust, Series 1996-A, Class A4
   6.10%, 03/15/01........................................   250,000     251,718
  Premier Auto Trust, Series 1998-1, Class A3
   5.63%, 08/06/01........................................   250,000     251,093
                                                                     -----------
  TOTAL ASSET-BACKED SECURITIES (Cost $536,260)...........               539,168
                                                                     -----------
 SHORT-TERM INVESTMENT - 1.5%
 REPURCHASE AGREEMENT
  Chase Securities, Inc. 4.90%, dated 10/30/98, due
   11/02/98, to be repurchased at $207,085, collateralized
   by $199,201 of various U.S. Treasury Notes, 5.50%-
   14.00%, due 5/15/04-11/15/27, valued at $207,003 (Cost
   $207,000)..............................................   207,000     207,000
                                                                     -----------
  TOTAL INVESTMENTS - 98.7% (Cost $13,463,750) (a)........            13,890,781
                                                                     -----------
  OTHER ASSETS AND LIABILITIES (NET) - 1.3%...............               176,092
                                                                     -----------
  NET ASSETS - 100%.......................................           $14,066,873
                                                                     ===========

+   See Note A to Financial Statements.
(a) The cost for federal income tax purposes was $13,463,750. At October 31, 1998, net unrealized appreciation for all securities based on tax cost was $427,031. This consisted of aggregate gross unrealized appreciation for all securities of $431,534 and aggregate gross unrealized depreciation for all securities of $4,503.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                               CHICAGO ASSET MANAGEMENT
                                        COMPANY PORTFOLIOS
                                        OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES

                                                    CHICAGO ASSET CHICAGO ASSET
                                                     MANAGEMENT    MANAGEMENT
                                                       VALUE/     INTERMEDIATE
                                                     CONTRARIAN       BOND
                                                      PORTFOLIO     PORTFOLIO
                                                    ------------- -------------
ASSETS
Investments, at Cost..............................   $19,630,257   $13,463,750
                                                     ===========   ===========
Investments, at Value.............................   $21,074,630   $13,890,781
Cash..............................................           786           695
Deferred Organization Costs--Note A...............         5,002         5,555
Dividends Receivable..............................        17,778           --
Receivable for Investments Sold...................         3,339       246,430
Receivable for Portfolio Shares Sold..............           --            355
Interest Receivable...............................           103       215,893
Receivable due from Investment Adviser--Note B....         5,747         3,745
Other Assets......................................           428           263
                                                     -----------   -----------
 Total Assets.....................................    21,107,813    14,363,717
                                                     -----------   -----------
LIABILITIES
Payable for Investments Purchased.................           --        280,907
Payable for Portfolio Shares Redeemed.............        80,450           --
Payable for Administrative Fees--Note C...........        10,879        11,666
Payable for Trustees' Fees--Note G................           638           616
Other Liabilities.................................         8,347         3,655
                                                     -----------   -----------
 Total Liabilities................................       100,314       296,844
                                                     -----------   -----------
NET ASSETS........................................   $21,007,499   $14,066,873
                                                     ===========   ===========
NET ASSETS CONSIST OF:
Paid in Capital...................................   $17,658,578   $13,484,532
Undistributed Net Investment Income...............        23,201        79,420
Accumulated Net Realized Gain.....................     1,881,347        75,890
Unrealized Appreciation...........................     1,444,373       427,031
                                                     -----------   -----------
NET ASSETS........................................   $21,007,499   $14,066,873
                                                     ===========   ===========
Institutional Class Shares
Shares Issued and Outstanding (Unlimited
 authorization,
 no par value)....................................     1,363,573     1,306,400
NET ASSET VALUE, Offering and Redemption Price Per
 Share............................................        $15.41        $10.77
                                                          ======        ======

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                               CHICAGO ASSET MANAGEMENT
                                        COMPANY PORTFOLIOS
                                        FOR THE SIX MONTHS ENDED
                                        OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS

                                                     CHICAGO ASSET CHICAGO ASSET
                                                      MANAGEMENT    MANAGEMENT
                                                        VALUE/     INTERMEDIATE
                                                      CONTRARIAN       BOND
                                                       PORTFOLIO     PORTFOLIO
                                                     ------------- -------------
 INVESTMENT INCOME
 Dividends.........................................   $   200,519    $    --
 Interest..........................................         7,442     416,351
                                                      -----------    --------
  TOTAL INCOME.....................................       207,961     416,351
                                                      -----------    --------
 EXPENSES
 Investment Advisory Fees--Note B..................        65,956      32,989
 Administrative Fees--Note C.......................        47,338      46,519
 Custodian Fees--Note D............................         2,823         848
 Audit Fees........................................         6,838       6,769
 Legal Fees........................................         1,822       1,027
 Printing Fees.....................................         3,731       3,992
 Account Services Fees--Note F.....................           365         855
 Shareholder Servicing Fees........................        20,469          43
 Trustees' Fees--Note G............................         1,326       1,265
 Filing and Registration Fees......................        11,943       9,896
 Amortization of Organization Expense--Note A......         2,245       2,245
 Other Expenses....................................         2,492       2,512
 Account Services Fees Waived--Note F..............          (365)       (855)
 Investment Advisory Fees Waived--Note B...........       (65,956)    (32,989)
 Expenses Assumed by the Adviser--Note B...........          (623)    (20,098)
                                                      -----------    --------
  Net Expenses.....................................       100,404      55,018
                                                      -----------    --------
 NET INVESTMENT INCOME.............................       107,557     361,333
                                                      -----------    --------
 NET REALIZED GAIN ON INVESTMENTS..................       515,091      58,380
 NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION
  OF INVESTMENTS...................................    (1,327,688)    239,838
                                                      -----------    --------
 NET GAIN (LOSS) ON INVESTMENTS....................      (812,597)    298,218
                                                      -----------    --------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................   $  (705,040)   $659,551
                                                      ===========    ========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                               CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                          ENDED
                                                       OCTOBER 31,  YEAR ENDED
                                                          1998       APRIL 30,
                                                       (UNAUDITED)     1998
                                                       -----------  -----------
INCREASE IN NET ASSETS
OPERATIONS:
 Net Investment Income...............................  $   107,557  $   223,623
 Net Realized Gain...................................      515,091    2,464,320
 Net Change in Unrealized Appreciation/Depreciation..   (1,327,688)   2,363,924
                                                       -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................     (705,040)   5,051,867
                                                       -----------  -----------
DISTRIBUTIONS:
 Net Investment Income...............................     (110,306)    (232,720)
 Net Realized Gain...................................          --    (1,179,952)
                                                       -----------  -----------
 TOTAL DISTRIBUTIONS.................................     (110,306)  (1,412,672)
                                                       -----------  -----------
CAPITAL SHARE TRANSACTIONS:(1)
 Issued..............................................    1,459,032    7,498,917
 In Lieu of Cash Distributions.......................      110,291    1,412,462
 Redeemed............................................   (2,298,250)  (3,803,208)
                                                       -----------  -----------
 Net Increase (Decrease) from Capital Share
  Transactions.......................................     (728,927)   5,108,171
                                                       -----------  -----------
 TOTAL INCREASE (DECREASE)...........................   (1,544,273)   8,747,366
NET ASSETS:
 Beginning of Period.................................   22,551,772   13,804,406
                                                       -----------  -----------
 End of Period (including undistributed net
  investment income of $23,201 and $25,950,
  respectively)......................................  $21,007,499  $22,551,772
                                                       ===========  ===========
(1) Shares Issued and Redeemed:
 Shares Issued.......................................       97,525      509,622
 In Lieu of Cash Distributions.......................        7,381       98,063
 Redeemed............................................     (154,495)    (250,654)
                                                       -----------  -----------
                                                           (49,589)     357,031
                                                       ===========  ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                              CHICAGO ASSET MANAGEMENT
                                                     INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                          ENDED
                                                       OCTOBER 31,  YEAR ENDED
                                                          1998       APRIL 30,
                                                       (UNAUDITED)     1998
                                                       -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income...............................  $   361,333  $   618,532
 Net Realized Gain...................................       58,380       19,841
 Net Change in Unrealized Appreciation/Depreciation..      239,838      190,831
                                                       -----------  -----------
 NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................      659,551      829,204
                                                       -----------  -----------
DISTRIBUTIONS:
 Net Investment Income...............................     (369,176)    (596,183)
 Net Realized Gain...................................          --        (4,101)
                                                       -----------  -----------
 TOTAL DISTRIBUTIONS.................................     (369,176)    (600,284)
                                                       -----------  -----------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued..............................................      581,971    2,879,576
 In Lieu of Cash Distributions.......................      369,109      600,151
 Redeemed............................................     (435,899)    (491,507)
                                                       -----------  -----------
 Net Increase from Capital Share Transactions........      515,181    2,988,220
                                                       -----------  -----------
 TOTAL INCREASE......................................      805,556    3,217,140
NET ASSETS:
 Beginning of Period.................................   13,261,317   10,044,177
                                                       -----------  -----------
 End of Period (including undistributed net
  investment income of $79,420 and $87,263,
  respectively)......................................  $14,066,873  $13,261,317
                                                       ===========  ===========
(1) Shares Issued and Redeemed:
 Shares Issued.......................................       54,573      272,351
 In Lieu of Cash Distributions.......................       34,483       57,529
 Redeemed............................................      (40,838)     (46,828)
                                                       -----------  -----------
                                                            48,218      283,052
                                                       ===========  ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                               CHICAGO ASSET MANAGEMENT
                                                     VALUE/CONTRARIAN PORTFOLIO
-------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
                                               SELECTED PER SHARE DATA & RATIOS
                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                            SIX MONTHS
                               ENDED                                DECEMBER 16,
                            OCTOBER 31,   YEARS ENDED APRIL 30,      1994*** TO
                               1998       ------------------------   APRIL 30,
                            (UNAUDITED)    1998     1997     1996       1995
                            -----------   -------  -------  ------  ------------
NET ASSET VALUE, BEGINNING
 OF PERIOD................    $ 15.96     $ 13.07  $ 13.67  $11.14     $10.00
                              -------     -------  -------  ------     ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net Investment Income....       0.08        0.17     0.18    0.19       0.05
 Net Realized and
  Unrealized Gain (Loss)
  on Investments..........      (0.55)       3.84     0.30    2.86       1.13
                              -------     -------  -------  ------     ------
 Total from Investment
  Operations..............      (0.47)       4.01     0.48    3.05       1.18
                              -------     -------  -------  ------     ------
DISTRIBUTIONS
 Net Investment Income....      (0.08)      (0.18)   (0.24)  (0.23)     (0.04)
 Net Realized Gain........        --        (0.94)   (0.84)  (0.29)       --
                              -------     -------  -------  ------     ------
 Total Distributions......      (0.08)      (1.12)   (1.08)  (0.52)     (0.04)
                              -------     -------  -------  ------     ------
NET ASSET VALUE, END OF
 PERIOD...................    $ 15.41     $ 15.96  $ 13.07  $13.67     $11.14
                              =======     =======  =======  ======     ======
TOTAL RETURN+.............      (2.93)%**   31.71%    3.72%  28.00%     11.81%**
                              =======     =======  =======  ======     ======
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of Period
 (Thousands)..............    $21,007     $22,552  $13,804  $  892     $  696
Ratio of Expenses to
 Average Net Assets.......       0.95%*      0.95%    0.95%   1.06%      0.95%*
Ratio of Net Investment
 Income to Average
 Net Assets...............       1.02%*      1.16%    1.89%   1.51%      1.54%*
Portfolio Turnover Rate...         10%         55%      21%     33%         4%
Ratio of Voluntarily
 Waived Fees and Expenses
 Assumed by Affiliates to
 Average Net Assets.......       0.63%       0.64%    6.32%  12.20%     17.05%*
Ratio of Expenses to
 Average Net Assets
 Including Expense
 Offsets..................       0.95%*      0.95%    0.95%   0.95%      0.95%*

  * Annualized
 ** Not Annualized
*** Commencement of Operations
  + Total return would have been lower had certain fees not been waived and expenses assumed by Affiliates during the periods indicated.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                              CHICAGO ASSET MANAGEMENT
                                                    INTERMEDIATE BOND PORTFOLIO
-------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
                                               SELECTED PER SHARE DATA & RATIOS
                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                             SIX MONTHS
                                ENDED                                JANUARY 24,
                             OCTOBER 31,   YEARS ENDED APRIL 30,     1995*** TO
                                1998      ------------------------    APRIL 30,
                             (UNAUDITED)   1998     1997     1996       1995
                             -----------  -------  -------  ------   -----------
NET ASSET VALUE, BEGINNING
 OF PERIOD.................    $ 10.54    $ 10.30  $ 10.39  $10.33     $10.00
                               -------    -------  -------  ------     ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net Investment Income.....       0.28       0.57     0.61    0.64       0.17
 Net Realized and
  Unrealized Gain (Loss) on
  Investments..............       0.24       0.24    (0.05)   0.14++     0.26
                               -------    -------  -------  ------     ------
 Total from Investment
  Operations...............       0.52       0.81     0.56    0.78       0.43
                               -------    -------  -------  ------     ------
DISTRIBUTIONS
 Net Investment Income.....      (0.29)     (0.57)   (0.62)  (0.64)     (0.10)
 Net Realized Gain.........        --         -- @   (0.03)  (0.08)       --
                               -------    -------  -------  ------     ------
 Total Distributions.......      (0.29)     (0.57)   (0.65)  (0.72)     (0.10)
                               -------    -------  -------  ------     ------
NET ASSET VALUE, END OF
 PERIOD....................    $ 10.77    $ 10.54  $ 10.30  $10.39     $10.33
                               =======    =======  =======  ======     ======
TOTAL RETURN+..............       4.97%**    8.08%    5.53%   7.62%      4.31%**
                               =======    =======  =======  ======     ======
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of Period
 (Thousands)...............    $14,067    $13,261  $10,044  $7,981     $5,267
Ratio of Expenses to
 Average Net Assets........       0.80%*     0.80%    0.80%   0.84%      0.80%*
Ratio of Net Investment
 Income to Average
 Net Assets................       5.26%*     5.64%    5.88%   6.17%      6.20%*
Portfolio Turnover Rate....         30%        40%      31%     24%         0%
Ratio of Voluntarily Waived
 Fees and Expenses Assumed
 by Affiliates to Average
 Net Assets................       0.78%*     0.93%    1.39%   1.20%      2.78%*
Ratio of Expenses to
 Average Net Assets
 Including Expense
 Offsets...................       0.80%*     0.80%    0.80%   0.80%      0.80%*

  * Annualized
 ** Not Annualized
*** Commencement of Operations
  + Total return would have been lower had certain fees not been waived and expenses assumed by Affiliates for the periods indicated.
 ++ The amount shown for a share outstanding throughout the year does not ac-cord with the aggregate net losses on investments for that year because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.
 @ Amount is less than $0.01 per share.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                CHICAGO ASSET MANAGEMENT
                                         COMPANY PORTFOLIOS
-------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are reg-istered under the Investment Company Act of 1940, as amended. The Chicago As-set Management Value/Contrarian Portfolio and Chicago Asset Management Inter-mediate Bond Portfolio (the "Portfolios"), portfolios of UAM Funds Trust, are diversified, open-end management investment companies. At October 31, 1998, the UAM Funds were comprised of forty-six active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Chicago Asset Management Value/Contrarian Portfolio is to provide capi-tal appreciation by investing primarily in the common stock of large compa-nies. The objective of the Chicago Asset Management Intermediate Bond Portfo-lio is to provide a high level of current income consistent with moderate in-terest rate exposure by investing primarily in investment grade bonds with an average weighted maturity between 3 and 10 years.

  A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Generally accepted accounting principles may re-quire management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
    1. SECURITY VALUATION: Investments for which market quotations are read-ily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from deal-ers, market transactions in comparable securities and various relation-ships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Trustees.
    2. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provi-sion for Federal income taxes is required in the financial statements.

UAM FUNDS                                CHICAGO ASSET MANAGEMENT
                                         COMPANY PORTFOLIOS
-------------------------------------------------------------------------------
    3. REPURCHASE AGREEMENTS: In connection with transactions involving re-purchase agreements, the Portfolios' custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued inter-est. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to deter-mine the adequacy of the collateral. In the event of default on the obli-gation to repurchase, the Portfolios have the right to liquidate the col-lateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, real-ization and/or retention of the collateral or proceeds may be subject to legal proceedings.
    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash bal-ances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collat-eral requirements as discussed above.
    4. DISTRIBUTIONS TO SHAREHOLDERS: Each Portfolio will normally distrib-ute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are re-corded on ex-dividend date.
    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These dif-ferences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and in-kind transactions.
    Permanent book and tax basis differences relating to shareholder distri-butions may result in reclassifications to undistributed net investment income (loss) accumulated net realized gain (loss) and paid in capital.
    Permanent book-tax differences, if any, are not included in ending un-distributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.
    5. ORGANIZATION COST: Costs incurred by the Portfolios in connection with their organization have been deferred and are being amortized on a straight-line basis over a five-year period. Any costs incurred in the or-ganization of new funds are expensed as incurred.
    6. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identifica-

UAM FUNDS                                CHICAGO ASSET MANAGEMENT
                                         COMPANY PORTFOLIOS
-------------------------------------------------------------------------------
  tion method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on secu-rities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attrib-uted to a particular portfolio. Expenses which cannot be directly attrib-uted are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets, if any, for custodian balance credits.

  B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Chicago Asset Management Company (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolios at a fee calculated at an annual rate of average daily net assets for the month, as follows:

CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS                                RATE
-------------------------------------------                               ------
Value/Contrarian......................................................... 0.625%
Intermediate Bond........................................................  0.48%

  Until further notice, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolios' total annual operating expenses, after the effect of expense offset arrangements, from exceeding 0.95% and 0.80% of average daily net as-sets, respectively.


  C. ADMINISTRATIVE SERVICES: UAM Funds Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agree-ment"). The Administrator has entered into a Mutual Funds Service Agreement (the "Mutual Funds Service Agreement") with Chase Global Funds Services Com-pany ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services including, but not limited to, administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services.

  Pursuant to the Agreement, the Portfolio pays the Administrator a two part monthly fee:
  --a Portfolio-specific monthly fee of 0.06% and 0.04% per annum of the average daily net assets of the Chicago Asset Management Value/ Contrarian and Chicago Asset Management Intermediate Bond Portfolios, respectively, which is retained by the Administrator.

UAM FUNDS                                CHICAGO ASSET MANAGEMENT
                                         COMPANY PORTFOLIOS
-------------------------------------------------------------------------------

  --a sub-administration fee (the "Sub-Administration Fee") which the Administrator in turn pays to CGFSC on a monthly basis, calculated as 0.19% of the first $200 million of the combined aggregate net assets of the UAM Funds; plus 0.11% of the next $800 million of the combined aggregate net assets of the UAM Funds; plus 0.07% of the next $2 billion of the combined aggregate net assets of the UAM Funds; plus 0.05% of the combined aggregate net assets of the UAM Funds in excess of $3 billion. The Sub-Administration Fee is allocated among the portfolios of the UAM Funds on the basis of their relative net assets and is subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000 over the same period.

  Effective October 23, 1998, the Mutual Funds Service Agreement with CGFSC was revised to exclude dividend disbursing, shareholder servicing and transfer agent services. Pursuant to the revised Mutual Funds Service Agreement, the Sub-Administration Fee paid by the Portfolio to the Administrator and in turn paid to CGFSC is calculated as a base fee per Portfolio of $52,500 annually plus $7,500 annually for each additional class of shares; plus 0.039% of the net assets of the Portfolio. Certain portfolios which commenced operations af-ter October 1, 1997 have a base fee of $39,500 for a period of twelve months, which increases to $52,500 annually once the twelve months have expired.

  For the period ended October 31, 1998, UAM Funds Services, Inc. earned the following amounts from each Portfolio as Administrator and paid the following to CGFSC for its services as Sub-Administrator:

                                                     ADMINISTRATION PORTION PAID
CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS               FEES        TO CGFSC
-------------------------------------------          -------------- ------------
Value/Contrarian....................................    $47,338       $38,675
Intermediate Bond...................................     46,519        41,448

  Also, effective October 23, 1998, dividend disbursing and transfer agent services were sub-contracted to DST Systems, Inc. and shareholder servicing has been sub-contracted to UAM Shareholder Service Center, Inc., an affiliate of UAM. The portfolios pay dividend disbursing, transfer agent and shareholder servicing fees to the Administrator who in turn pays them to DST Systems, Inc. and UAM Shareholder Services Center, Inc., as appropriate. For the period ended October 31, 1998, the CAM Value/Contrarian and CAM Intermediate Bond in-curred $139 and $132, respectively, in shareholder servicing fees with UAM Shareholder Service Center, Inc. This fee is based on the number of classes of shares and shareholder accounts.

UAM FUNDS                                CHICAGO ASSET MANAGEMENT
                                         COMPANY PORTFOLIOS
-------------------------------------------------------------------------------

  D. CUSTODIAN: The Chase Manhattan Bank is custodian for the Portfolios' as-sets and the assets are held in accordance with the custodian agreement.

  E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolios. The Distributor does not receive any fee or other compensation with respect to the Portfolios.

  F. ACCOUNT SERVICES: The UAM Funds entered into an Account Services Agree-ment (the "Services Agreement") with UAM Retirement Plan Services, Inc. (the "Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for partic-ipants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the Services Agree-ment, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services. The Service Provider has voluntarily agreed to waive its fees in or-der to keep the Portfolios' total annual operating expenses, after the effect of expense offset arrangements, from exceeding 0.95% and 0.80% of average daily net assets for the Chicago Asset Management Value/Contrarian Portfolio and Chicago Asset Management Intermediate Bond Portfolio, respectively.

  G. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the ac-tive portfolios of UAM Funds, plus a quarterly retainer of $150 for each ac-tive portfolio of the UAM Funds.

  H. PURCHASES AND SALES: For the six months ended October 31, 1998, the Port-folios' purchases and sales of investment securities other than long-term U.S. Government and agency securities and short-term securities were:

CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS               PURCHASES    SALES
-------------------------------------------               ---------- ----------
Value/Contrarian Portfolio............................... $2,074,253 $2,750,276
Intermediate Bond Portfolio..............................  2,243,988  1,049,909

  Purchases and sales of long-term U.S. Government securities were $2,507,944 and $2,926,789 respectively, for Chicago Asset Management Intermediate Bond Portfolio. There were no purchases and sales of long-term U.S. Government se-curities for Chicago Asset Management Value/Contrarian Portfolio.

UAM FUNDS                                CHICAGO ASSET MANAGEMENT
                                         COMPANY PORTFOLIOS
-------------------------------------------------------------------------------

  I. LINE OF CREDIT: The Chicago Asset Management Intermediate Bond Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each partici-pating portfolio based on its borrowings at a rate per annum equal to the Fed-eral Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended October 31, 1998, the Chicago Asset Management In-termediate Bond Portfolio had no borrowings under the agreement.

  J. OTHER: At October 31, 1998, the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                             NO. OF        %
CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS               SHAREHOLDERS OWNERSHIP
-------------------------------------------               ------------ ---------
Value/Contrarian.........................................       3         89%
Intermediate Bond........................................       1         88%

  K. SUBSEQUENT EVENTS: UAM Retirement Plan Services, Inc. will no longer pro-vide services pursuant to the account services agreement, effective at the close of business December 31, 1998.

UAM FUNDS                                CHICAGO ASSET MANAGEMENT
                                         COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Norton H. Reamer                        William H. Park
Trustee, President and Chairman         Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Trustee                                 Secretary


Nancy J. Dunn                           Gary L. French
Trustee                                 Treasurer


Philip D. English                       Robert R. Flaherty
Trustee                                 Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Trustee                                 Assistant Treasurer


Peter M. Whitman, Jr.                   Michelle Azrialy
Trustee                                 Assistant Secretary
--------------------------------------------------------------------------------
UAM FUNDS
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)

INVESTMENT ADVISER
Chicago Asset Management Company
70 West Madison Street, 56th Floor
Chicago, IL 60602

DISTRIBUTOR
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                          -------------------------------------
                                          This report has been prepared for
                                          shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.
                                          -------------------------------------